Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Earnings Per Share [Abstract]
Net income (loss) for basic and diluted earnings per share	$ (9,501)	$ (10,236)	$ 2,990
Weighted-average shares outstanding (in shares)	1,123	775	690
Dilutive effect of equity plans (in shares)	0	0	2
Diluted weighted-average shares outstanding (in shares)	1,123	775	692
Basic earnings per share (in dollars per share)	$ (8.46)	$ (13.20)	$ 4.34
Diluted earnings per share (in dollars per share)	$ (8.46)	$ (13.20)	$ 4.32